Intangible assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ 61,225	$ 290,748
U.S. Treasury bond maturity	10 years
Adjustment to goodwill	$ 60,147	0	$ 0
Required percentage of a subsidiary for tax purposes	100.00%
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ 61,225	290,748
GPMS | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	21,871
Tria | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	1,972
Nexus | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	2,830
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	61,225	68,446
Goodwill | GPMS | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill		30,544
Goodwill | Tria | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill		6,604
Goodwill | Nexus | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill		$ 10,553
Adjustment of goodwill related to deferred tax liabilities [Member] | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	2,995
Adjustment of goodwill related to deferred tax liabilities [Member] | GPMS | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	1,078
Adjustment of goodwill related to deferred tax liabilities [Member] | Tria | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	1,972
Adjustment of goodwill related to deferred tax liabilities [Member] | Nexus | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ 1,049